Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	6-K/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31